Income tax - Deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss	$ 38,415	$ 12,765
Accrued compensation	7,892	5,334
Interest expense	6,834	2,621
Statutory premium reserve	1,655	2,119
Start-up costs	1,080	1,142
Deferred lease obligation	423	385
Stock-based compensation expense	2,688	852
Investments	458	407
Intangibles assets	1,293	653
Allowance for doubtful accounts	173	138
Debt issuance costs	52	58
Loss reserves	215	209
Other, net	11	13
Total gross deferred tax assets	61,189	26,696
Less valuation allowance	(55,620)	(23,330)
Total deferred tax assets	5,569	3,366
Deferred tax liabilities:
Other reserves	(1,360)	(927)
Unrealized gain on investments	0	(249)
Fixed assets	(1,441)	(140)
Total deferred tax liabilities	(7,340)	(4,343)
Net deferred tax liability	(1,771)	(977)
Intangible Assets (Excluding Title Plants)
Deferred tax liabilities:
Intangibles assets	(3,689)	(2,347)
Title Plant
Deferred tax liabilities:
Intangibles assets	$ (850)	$ (680)